ACQUISITION OF SUBSIDIARIES - Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 27, 2011 Studio City Group [Member]	Dec. 19, 2012 MCP [Member]
Net assets acquired:
Cash and cash equivalents	$ 35,818	$ 27,876
Prepaid expenses and other current assets	72	13
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)	(1,094)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)	(1,860)
Net assets acquired	374,349	24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs		5,747
Allocation of proceeds for payment of acquisition		30,682
Total consideration satisfied by:
Cash paid	310,000	30,682
Payables for acquisition of assets and liabilities	45,964
Acquisition of Assets and Liabilities, Purchase Price, Total	355,964
Direct costs incurred for acquisition of assets and liabilities	18,385
Net assets acquired	$ 374,349	$ 24,935